COHEN & STEERS TAX-ADVANTAGED PREFERRED SECURITIES AND INCOME FUND

SCHEDULE OF INVESTMENTS

July 31, 2021 (Unaudited)

		Shares	Value
PREFERRED SECURITIES—$25 PAR VALUE	41.7%
BANKS	9.6%
Bank of America Corp., 6.00%, Series GG(a)		54,467	$1,470,609
Bank of America Corp., 5.875%, Series HH(a)		52,768	1,431,068
Capital One Financial Corp., 6.00%, Series(a)		95,464	2,453,425
Capital One Financial Corp., 5.00%, Series I(a)		84,232	2,263,314
Capital One Financial Corp., 4.80%, Series J(a)		203,158	5,345,087
Citigroup, Inc., 6.875% to 11/15/23, Series K(a),(b)		274,279	7,877,293
First Horizon Corp., 6.50%(a)		314,918	8,946,820
First Horizon Corp., 4.70%, Series F(a)		272,800	7,057,336
Fulton Financial Corp., 5.125%, Series A(a)		149,579	4,076,028
GMAC Capital Trust I, 5.91% (3 Month US LIBOR + 5.785%), due 2/15/40, Series 2 (TruPS) (FRN)(c)		87,432	2,328,314
JPMorgan Chase & Co., 5.75%, Series DD(a)		115,000	3,137,200
JPMorgan Chase & Co., 6.00%, Series EE(a)		146,333	4,107,567
JPMorgan Chase & Co., 4.20%, Series MM(a)		434,000	10,908,590
KeyCorp, 5.65%, Series F(a)		93,018	2,568,227
PNC Financial Services Group, Inc./The, 6.125% to 5/1/22, Series P(a),(b)		22,000	575,300
Regions Financial Corp., 5.70% to 5/15/29, Series C(a),(b)		136,304	3,973,262
Signature Bank/New York NY, 5.00%, Series a(a)		894,075	23,523,113
Texas Capital Bancshares, Inc., 5.75%, Series B(b)		390,425	10,783,538
Washington Federal, Inc., 4.875%, Series A(a)		234,973	6,245,582
Wells Fargo & Co., 4.70%, Series AA(a)		320,000	8,355,200
Wells Fargo & Co., 4.25%, Series DD(a)		296,450	7,417,179
Wells Fargo & Co., 5.125%, Series O(a)		88,819	2,256,003
Wells Fargo & Co., 6.625% to 3/15/24, Series R(a),(b)		137,926	4,002,613
Wells Fargo & Co., 4.75%, Series Z(a)		263,963	6,913,191

			138,015,859

ELECTRIC	5.0%
CMS Energy Corp., 4.20%, Series C(a)		421,200	10,698,480
Duke Energy Corp., 5.75%, Series A(a)		153,799	4,375,581
SCE Trust V, 5.45% to 3/15/26, Series K(a),(b)		535,000	13,642,500
SCE Trust VI, 5.00%(a)		450,000	11,263,500
WESCO International, Inc., 10.625% to 6/22/25, Series A(a),(b)		1,021,912	31,730,368

			71,710,429

ELECTRIC—FOREIGN	0.4%
Brookfield Infrastructure Finance ULC, 5.00%, due 5/24/81 (Canada)		214,600	5,611,790

		Shares	Value
ENERGY—FOREIGN	0.3%
TC Energy Corp., 3.762% to 10/30/24, Series 9 (Canada)(a),(b)		250,000	$4,226,114

FINANCIAL	9.4%
DIVERSIFIED FINANCIAL SERVICES	4.3%
Apollo Global Management, Inc., 6.375%, Series A(a)		467,002	12,305,503
Federal Agricultural Mortgage Corp., 4.875%, Series G(a)		413,200	10,836,170
KKR & Co., Inc., 6.50%, Series B(a)		25,438	650,958
Oaktree Capital Group LLC, 6.625%, Series A(a)		123,706	3,446,449
Oaktree Capital Group LLC, 6.55%, Series B(a)		510,739	14,316,014
Synchrony Financial, 5.625%, Series A(a)		790,778	21,153,312

			62,708,406

INVESTMENT ADVISORY SERVICES	0.3%
Stifel Financial Corp., 4.50%, Series D(a)		166,000	4,213,080

INVESTMENT BANKER/BROKER	4.8%
Charles Schwab Corp./The, 5.95%, Series D(a)		580,000	14,824,800
Morgan Stanley, 6.875% to 1/15/24, Series F(a),(b)		951,831	26,927,299
Morgan Stanley, 6.375% to 10/15/24, Series I(a),(b)		509,570	14,563,510
Morgan Stanley, 5.85% to 4/15/27, Series K(a),(b)		423,253	12,591,777

			68,907,386

TOTAL FINANCIAL			135,828,872

INDUSTRIALS—CHEMICAL	0.9%
CHS, Inc., 7.875%, Series 1(a)		225,000	6,459,750
CHS, Inc., 7.50%, Series 4(a)		236,821	6,924,646

			13,384,396

INSURANCE	6.9%
LIFE/HEALTH INSURANCE	4.8%
Athene Holding Ltd., 6.35% to 6/30/29, Series A(a),(b)		399,650	11,889,587
Athene Holding Ltd., 6.375% to 6/30/25, Series C(a),(b)		332,073	9,547,099
Athene Holding Ltd., 4.875%, Series D(a)		250,500	6,553,080
Brighthouse Financial, Inc., 6.60%, Series A(a)		242,578	6,736,391
Brighthouse Financial, Inc., 6.75%, Series B(a)		268,551	7,653,704
Brighthouse Financial, Inc., 5.375%, Series C(a)		697,700	18,551,843
CNO Financial Group, Inc., 5.125%, due 11/25/60		51,283	1,407,718
Equitable Holdings, Inc., 5.25%, Series A(a)		241,611	6,414,772

			68,754,194

PROPERTY CASUALTY	1.4%
Assurant, Inc., 5.25%, due 1/15/61		200,345	5,479,436

		Shares	Value
Axis Capital Holdings Ltd., 5.50%, Series E(a)		164,279	$4,162,830
Enstar Group Ltd., 7.00% to 9/1/28, Series D(a),(b)		351,514	10,457,541

			20,099,807

REINSURANCE	0.4%
Arch Capital Group Ltd., 5.25%, Series E(a)		184,210	4,664,197
Arch Capital Group Ltd., 5.45%, Series F(a)		42,821	1,126,621

			5,790,818

REINSURANCE—FOREIGN	0.3%
RenaissanceRe Holdings Ltd., 4.20%, Series G (Bermuda)(a)		199,747	5,091,551

TOTAL INSURANCE			99,736,370

INTEGRATED TELECOMMUNICATIONS SERVICES	2.5%
Telephone and Data Systems, Inc., 6.625%, Series UU(a)		504,167	14,313,301
United States Cellular Corp., 5.50%, due 3/1/70		432,000	11,383,200
United States Cellular Corp., 5.50%, due 6/1/70		380,400	9,898,008

			35,594,509

PIPELINES	1.4%
Energy Transfer LP, 7.625% to 8/15/23, Series D(a),(b)		214,214	5,432,467
Energy Transfer LP, 7.60% to 5/15/24, Series E(a),(b)		611,093	15,326,212

			20,758,679

PIPELINES—FOREIGN	0.5%
Enbridge, Inc., 5.949% to 6/1/23, Series 1 (Canada)(a),(b)		100,000	2,226,000
Enbridge, Inc., 4.449% to 3/1/24, Series 7 (Canada)(a),(b)		55,500	850,116
Enbridge, Inc., 2.983% to 9/1/25, Series 15 (Canada)(a),(b)		300,000	4,328,311

			7,404,427

REAL ESTATE	3.6%
DATA CENTERS	0.3%
DigitalBridge Group, Inc., 7.125%, Series H(a)		140,000	3,547,600

DIVERSIFIED FINANCIAL SERVICES	0.2%
National Retail Properties, Inc., 5.20%, Series F(a)		116,534	2,973,948

HOTEL	0.7%
Chatham Lodging Trust, 6.625%, Series A(a)		85,000	2,261,000
DiamondRock Hospitality Co., 8.25%(a)		83,547	2,479,675
Pebblebrook Hotel Trust, 6.375%, Series G(a)		217,600	5,849,088

			10,589,763

		Shares		Value
INDUSTRIALS	1.1%
Monmouth Real Estate Investment Corp., 6.125%, Series C(a)		622,287		$15,781,198

NET LEASE	0.1%
VEREIT, Inc., 6.70%, Series F(a)		42,528		1,063,200

OFFICE	1.2%
Arbor Realty Trust, Inc., 6.375%, Series D(a)		232,800		5,959,680
Brookfield Property Preferred LP, 6.25%, due 7/26/81		288,363		7,194,657
Vornado Realty Trust, 5.25%, Series N(a)		175,000		4,768,750

				17,923,087

TOTAL REAL ESTATE				51,878,796

UTILITIES—GAS	0.8%
NiSource, Inc., 6.50% to 3/15/24, Series B(a),(b)		202,265		5,732,190
South Jersey Industries, Inc., 5.625%, due 9/16/79		49,838		1,335,160
Spire, Inc., 5.90%, Series A(a)		177,617		4,999,919

				12,067,269

UTILITIES—FOREIGN	0.4%
Brookfield BRP Holdings Canada, Inc., 4.625% (Canada)(a)		212,000		5,312,720

TOTAL PREFERRED SECURITIES—$25 PAR VALUE (Identified cost—$579,428,326)				601,530,230

		Principal Amount
PREFERRED SECURITIES—CAPITAL SECURITIES	103.8%
BANKS	36.4%
AgriBank FCB, 6.875% to 1/1/24(a),(b)		6,000	†	658,500
Ally Financial, Inc., 4.70% to 5/15/26, Series B(a),(b)		$8,110,000		8,503,335
Ally Financial, Inc., 4.70% to 5/15/28, Series C(a),(b)		13,580,000		14,139,496
Bank of America Corp., 5.875% to 3/15/28, Series FF(a),(b)		15,860,000		18,239,000
Bank of America Corp., 6.10% to 3/17/25, Series AA(a),(b)		27,500,000		30,899,687
Bank of America Corp., 6.25% to 9/5/24, Series X(a),(b)		31,520,000		34,849,300
Bank of America Corp., 6.50% to 10/23/24, Series Z(a),(b)		13,023,000		14,715,990
Capital One Financial Corp., 3.95% to 9/1/26, Series M(a),(b)		3,751,000		3,872,908
Citigroup, Inc., 3.875% to 2/18/26(a),(b)		4,370,000		4,483,620
Citigroup, Inc., 5.95% to 1/30/23(a),(b)		27,331,000		28,738,410

		Principal Amount		Value
Citigroup, Inc., 5.95% to 5/15/25, Series P(a),(b)		$26,000,000		$28,665,000
Citigroup, Inc., 6.25% to 8/15/26, Series T(a),(b)		26,476,000		30,712,160
Citizens Financial Group, Inc., 5.65% to 10/6/25, Series F(a),(b)		10,664,000		11,970,340
Citizens Financial Group, Inc., 6.375% to 4/6/24, Series C(a),(b)		7,650,000		8,166,375
Comerica, Inc., 5.625% to 7/1/25(a),(b)		9,060,000		10,101,900
Farm Credit Bank of Texas, 6.75% to 9/15/23, 144A(a),(b),(d)		7,000	†	756,000
Goldman Sachs Group, Inc./The, 3.65% to 8/10/26, Series U(a),(b)		8,536,000		8,595,752
Goldman Sachs Group, Inc./The, 3.80% to 5/10/26, Series T(a),(b)		4,650,000		4,754,625
Huntington Bancshares, Inc., 5.625% to 7/15/30, Series F(a),(b)		8,141,000		9,555,499
JPMorgan Chase & Co., 3.65% to 6/1/26, Series KK(a),(b)		5,310,000		5,366,419
JPMorgan Chase & Co., 6.00% to 8/1/23, Series R(a),(b)		4,180,000		4,422,963
JPMorgan Chase & Co., 6.10% to 10/1/24, Series X(a),(b)		5,000,000		5,446,875
JPMorgan Chase & Co., 6.125% to 4/30/24, Series U(a),(b)		25,002,000		27,238,429
JPMorgan Chase & Co., 6.75% to 2/1/24, Series S(a),(b)		38,075,000		42,073,827
M&T Bank Corp., 5.125% to 11/1/26, Series F(a),(b)		3,000,000		3,337,312
M&T Bank Corp., 6.45% to 2/15/24, Series E(a),(b)		9,864,000		10,924,380
PNC Financial Services Group, Inc./The, 3.804% to 11/1/21, Series O(a),(b)		31,399,000		31,545,947
Regions Financial Corp., 5.75% to 6/15/25, Series D(a),(b)		11,875,000		13,300,000
SVB Financial Group, 4.00% to 5/15/26, Series C(a),(b)		11,130,000		11,589,112
Truist Financial Corp., 4.80% to 9/1/24, Series N(a),(b)		4,000,000		4,259,760
Truist Financial Corp., 4.95% to 9/1/25, Series P(a),(b)		13,000,000		14,235,000
Truist Financial Corp., 5.10% to 3/1/30, Series Q(a),(b)		10,787,000		12,432,017
Truist Financial Corp., 5.125% to 12/15/27, Series M(a),(b)		2,239,000		2,412,523
Wells Fargo & Co., 3.90% to 3/15/26, Series BB(a),(b)		19,300,000		20,048,164
Wells Fargo & Co., 5.875% to 6/15/25, Series U(a),(b)		29,001,000		32,916,135
Wells Fargo & Co., 5.90% to 6/15/24, Series S(a),(b)		8,169,000		8,811,124
Wells Fargo & Co., 7.50%, Series L(a)		1,866	†	2,822,344

				525,560,228

BANKS—FOREIGN	29.6%
Abanca Corp. Bancaria SA, 6.00% to 1/20/26 (Spain)(a),(b),(e),(f)		3,000,000		3,812,665
Australia & New Zealand Banking Group Ltd./United Kingdom, 6.75% to 6/15/26, 144A (Australia)(a),(b),(d),(e)		4,000,000		4,703,340
Banco BPM SpA, 6.50% to 1/19/26 (Italy)(a),(b),(e),(f)		1,800,000		2,335,048
Banco de Sabadell SA, 5.75% to 3/15/26 (Spain)(a),(b),(e),(f)		2,000,000		2,524,991
Banco Santander SA, 4.75% to 11/12/26 (Spain)(a),(b),(e)		12,600,000		12,883,500
Bank of Ireland Group PLC, 7.50% to 5/19/25 (Ireland)(a),(b),(e),(f)		7,675,000		10,771,720
Barclays PLC, 7.125% to 6/15/25 (United Kingdom)(a),(b),(e)		1,800,000		2,855,499

	Principal Amount	Value
Barclays PLC, 7.25% to 3/15/23 (United Kingdom)(a),(b),(e),(f)	$1,800,000	$2,690,022
Barclays PLC, 7.875% to 3/15/22 (United Kingdom)(a),(b),(e),(f)	9,600,000	9,964,752
Barclays PLC, 7.875% to 9/15/22 (United Kingdom)(a),(b),(e),(f)	8,200,000	12,190,511
Barclays PLC, 8.00% to 6/15/24 (United Kingdom)(a),(b),(e)	10,000,000	11,343,750
BNP Paribas SA, 6.75% to 3/14/22, 144A (France)(a),(b),(d),(e)	4,800,000	4,945,488
BNP Paribas SA, 7.195% to 6/25/37, 144A (France)(a),(b),(d)	900,000	957,375
BNP Paribas SA, 7.375% to 8/19/25, 144A (France)(a),(b),(d),(e)	7,600,000	8,898,574
Commerzbank AG, 6.125% to 10/9/25 (Germany)(a),(b),(e),(f)	2,400,000	3,138,543
Commerzbank AG, 7.00% to 4/9/25 (Germany)(a),(b),(e),(f)	8,000,000	8,695,640
Credit Agricole SA, 6.875% to 9/23/24, 144A (France)(a),(b),(d),(e)	6,000,000	6,716,670
Credit Agricole SA, 7.875% to 1/23/24, 144A (France)(a),(b),(d),(e)	23,000,000	25,990,230
Credit Agricole SA, 8.125% to 12/23/25, 144A (France)(a),(b),(d),(e)	4,200,000	5,124,718
Credit Suisse Group AG, 6.375% to 8/21/26, 144A (Switzerland)(a),(b),(d),(e)	2,600,000	2,890,771
Credit Suisse Group AG, 7.125% to 7/29/22 (Switzerland)(a),(b),(e),(f)	9,600,000	10,010,112
Credit Suisse Group AG, 7.25% to 9/12/25, 144A (Switzerland)(a),(b),(d),(e)	12,200,000	13,761,170
Credit Suisse Group AG, 7.50% to 7/17/23, 144A (Switzerland)(a),(b),(d),(e)	24,400,000	26,474,000
Danske Bank A/S, 7.00% to 6/26/25 (Denmark)(a),(b),(e),(f)	3,600,000	4,052,250
Deutsche Bank AG, 6.00% to 10/30/25 (Germany)(a),(b),(e)	3,000,000	3,157,500
Deutsche Bank AG, 7.50% to 4/30/25 (Germany)(a),(b),(e)	3,200,000	3,512,000
DNB Bank ASA, 6.50% to 3/26/22 (Norway)(a),(b),(e),(f)	4,600,000	4,759,620
Erste Group Bank AG, 8.875% to 10/15/21, Series EMTN (Austria)(a),(b),(e),(f)	3,800,000	4,587,328
HSBC Capital Funding Dollar 1 LP, 10.176% to 6/30/30, 144A (United Kingdom)(a),(b),(d)	2,758,000	4,623,732
HSBC Holdings PLC, 6.375% to 9/17/24 (United Kingdom)(a),(b),(e)	1,800,000	1,968,750
HSBC Holdings PLC, 6.375% to 3/30/25 (United Kingdom)(a),(b),(e)	2,400,000	2,660,220
HSBC Holdings PLC, 6.50% to 3/23/28 (United Kingdom)(a),(b),(e)	2,400,000	2,740,500
ING Groep N.V., 6.875% to 4/16/22 (Netherlands)(a),(b),(e),(f)	5,400,000	5,600,632
Intesa Sanpaolo SpA, 7.70% to 9/17/25, 144A (Italy)(a),(b),(d),(e)	7,000,000	8,036,840
Lloyds Bank PLC, 12.00% to 12/16/24, 144A (United Kingdom)(a),(b),(d)	4,288,000	4,580,506
Lloyds Banking Group PLC, 6.413% to 10/1/35, 144A (United Kingdom)(a),(b),(d)	2,000,000	2,772,500
Lloyds Banking Group PLC, 6.657% to 5/21/37, 144A (United Kingdom)(a),(b),(d)	3,700,000	5,257,885

		Principal Amount	Value
Lloyds Banking Group PLC, 7.50% to 6/27/24 (United Kingdom)(a),(b),(e)		$2,400,000	$2,711,376
Lloyds Banking Group PLC, 7.50% to 9/27/25 (United Kingdom)(a),(b),(e)		4,600,000	5,358,374
Lloyds Banking Group PLC, 7.625% to 6/27/23 (United Kingdom)(a),(b),(e),(f)		3,600,000	5,471,072
Natwest Group PLC, 4.60% to 6/28/31 (United Kingdom)(a),(b),(e)		6,800,000	6,978,500
Natwest Group PLC, 8.00% to 8/10/25 (United Kingdom)(a),(b),(e)		8,800,000	10,418,540
Nordea Bank Abp, 6.625% to 3/26/26, 144A (Finland)(a),(b),(d),(e)		2,200,000	2,533,201
Piraeus Financial Holdings SA, 8.75% to 6/16/26 (Greece)(a),(b),(e),(f)		2,600,000	2,978,012
Societe Generale SA, 4.75% to 5/26/26, 144A (France)(a),(b),(d),(e)		5,000,000	5,175,000
Societe Generale SA, 6.75% to 4/6/28, 144A (France)(a),(b),(d),(e)		3,000,000	3,414,360
Societe Generale SA, 7.375% to 9/13/21, 144A (France)(a),(b),(d),(e)		1,800,000	1,811,079
Societe Generale SA, 7.875% to 12/18/23, 144A (France)(a),(b),(d),(e)		24,194,000	26,978,729
Societe Generale SA, 8.00% to 9/29/25, 144A (France)(a),(b),(d),(e)		4,200,000	4,963,875
Standard Chartered PLC, 7.014% to 7/30/37, 144A (United Kingdom)(a),(b),(d)		8,100,000	11,157,750
Standard Chartered PLC, 7.50% to 4/2/22, 144A (United Kingdom)(a),(b),(d),(e)		9,400,000	9,754,333
Standard Chartered PLC, 7.75% to 4/2/23, 144A (United Kingdom)(a),(b),(d),(e)		13,620,000	14,835,449
Stichting AK Rabobank Certificaten, 2.188% (Netherlands)(a),(f)		5,356,925	8,805,924
Svenska Handelsbanken AB, 4.75% to 3/1/31 (Sweden)(a),(b),(e),(f)		5,000,000	5,340,275
UBS Group AG, 6.875% to 8/7/25 (Switzerland)(a),(b),(e),(f)		6,600,000	7,582,978
UBS Group AG, 7.00% to 1/31/24, 144A (Switzerland)(a),(b),(d),(e)		10,800,000	11,874,006
UBS Group AG, 7.00% to 2/19/25 (Switzerland)(a),(b),(e),(f)		2,200,000	2,539,625
UBS Group AG, 7.125% to 8/10/21 (Switzerland)(a),(b),(e),(f)		4,800,000	4,808,304
UniCredit SpA, 4.45% to 12/3/27, Series EMTN (Italy)(a),(b),(e),(f)		4,800,000	5,807,877
UniCredit SpA, 6.75% to 9/10/21, Series EMTN (Italy)(a),(b),(e),(f)		3,000,000	3,584,450
UniCredit SpA, 8.00% to 6/3/24 (Italy)(a),(b),(e),(f)		9,370,000	10,418,269

			427,290,710

ELECTRIC	1.8%
CenterPoint Energy, Inc., 6.125% to 9/1/23, Series A(a),(b)		8,538,000	9,034,271
Duke Energy Corp., 4.875% to 9/16/24(a),(b)		7,000,000	7,476,000

		Principal Amount		Value
Southern California Edison Co., 6.25% to 2/1/22, Series E(a),(b)		$9,175,000		$9,330,542

				25,840,813

ELECTRIC—FOREIGN	2.9%
Electricite de France SA, 2.625% to 12/1/27 (France)(a),(b),(f)		3,400,000		4,134,362
Electricite de France SA, 5.375% to 1/29/25, Series EMTN (France)(a),(b),(f)		12,600,000		16,870,284
Electricite de France SA, 6.00% to 1/29/26, Series EMTN (France)(a),(b),(f)		13,400,000		21,020,479

				42,025,125

FINANCIAL	10.9%
Aircastle Ltd., 5.25% to 6/15/26, 144A(a),(b),(d)		2,920,000		2,956,500
American Express Co., 3.55% to 9/15/26(a),(b)		13,540,000		13,641,550
Ares Finance Co. III LLC, 4.125% to 6/30/26, due 6/30/51, 144A(b),(d)		4,450,000		4,479,728
Charles Schwab Corp./The, 4.00% to 6/1/26, Series I(a),(b)		23,346,000		24,425,753
Charles Schwab Corp./The, 4.00% to 12/1/30, Series H(a),(b)		6,235,000		6,499,676
Charles Schwab Corp./The, 5.375% to 6/1/25, Series G(a),(b)		28,000,000		31,337,600
Charles Schwab Corp./The, 7.00% to 2/1/22(a),(b)		12,200,000		12,535,500
Discover Financial Services, 5.50% to 10/30/27, Series C(a),(b)		10,344,000		11,184,450
Discover Financial Services, 6.125% to 6/23/25, Series D(a),(b)		15,510,000		17,527,163
General Motors Financial Co., Inc., 5.70% to 9/30/30, Series C(a),(b)		9,719,000		11,116,689
ILFC E-Capital Trust II, 3.91% to 9/16/21, due 12/21/65, 144A(b),(d)		5,352,000		4,529,130
Morgan Stanley, 5.875% to 9/15/26, Series M(a),(b)		8,000,000		9,188,806
Provident Financing Trust I, 7.405%, due 3/15/38		6,100,000		7,542,419

				156,964,964

FINANCIAL—FOREIGN	0.9%
AerCap Global Aviation Trust, 6.50% to 6/15/25, due 6/15/45, 144A (Ireland)(b),(d)		12,677,000		13,635,825

FOOD	0.8%
Dairy Farmers of America, Inc., 7.875%, 144A(a),(d),(g)		63,000	†	6,360,606
Land O’ Lakes, Inc., 7.00%, 144A(a),(d)		3,600,000		3,748,500
Land O’ Lakes, Inc., 7.25%, 144A(a),(d)		1,600,000		1,726,048

				11,835,154

INSURANCE	12.5%
LIFE/HEALTH INSURANCE	2.9%
MetLife, Inc., 5.875% to 3/15/28, Series D(a),(b)		6,500,000		7,616,576

		Principal Amount	Value
SBL Holdings, Inc., 6.50% to 11/13/26, 144A(a),(b),(d)		$8,120,000	$8,079,400
SBL Holdings, Inc., 7.00% to 5/13/25, 144A(a),(b),(d)		18,850,000	19,109,188
Voya Financial, Inc., 6.125% to 9/15/23, Series A(a),(b)		6,200,000	6,696,000

			41,501,164

LIFE/HEALTH INSURANCE—FOREIGN	2.4%
Fukoku Mutual Life Insurance Co., 6.50% to 9/19/23 (Japan)(a),(b),(f)		12,900,000	14,289,523
La Mondiale SAM, 5.05% to 12/17/25 (France)(a),(b),(f)		2,000,000	2,778,709
Legal & General Group PLC, 5.625% to 3/24/31 (United Kingdom)(a),(b),(e),(f)		3,000,000	4,723,904
Pension Insurance Corp. PLC, 7.375% to 7/25/29 (United Kingdom)(a),(b),(e)		6,032,000	10,255,274
Phoenix Group Holdings PLC, 5.625% to 1/29/25 (United Kingdom)(a),(b),(e),(f)		2,400,000	2,574,617

			34,622,027

MULTI-LINE	0.3%
American International Group, Inc., 8.175% to 5/15/38, due 5/15/58(b)		3,325,000	4,939,271

MULTI-LINE—FOREIGN	1.1%
AXA SA, 6.379% to 12/14/36, 144A (France)(a),(b),(d)		2,200,000	3,077,503
CNP Assurances, 4.875% to 4/7/31 (France)(a),(b),(e),(f)		5,000,000	5,353,125
UnipolSai Assicurazioni SpA, 5.75% to 6/18/24, Series EMTN (Italy)(a),(b),(f)		5,869,000	7,693,369

			16,123,997

PROPERTY CASUALTY	2.1%
Enstar Finance LLC, 5.75% to 9/1/25, due 9/1/40(b)		7,300,000	7,794,228
Markel Corp., 6.00% to 6/1/25(a),(b)		19,605,000	21,761,354

			29,555,582

PROPERTY CASUALTY—FOREIGN	3.1%
Athora Netherlands NV, 6.25% to 11/16/22 (Netherlands)(a),(b),(f)		12,940,000	13,711,224
Caisse Nationale de Reassurance Mutuelle Agricole Groupama, 6.375% to 5/28/24 (France)(a),(b),(f)		14,400,000	19,755,068
Lancashire Holdings Ltd., 5.625% to 3/18/31, due 9/18/41 (United Kingdom)(b),(f)		6,400,000	6,966,400

		Principal Amount	Value
QBE Insurance Group Ltd., 5.875% to 5/12/25, 144A (Australia)(a),(b),(d)		$4,175,000	$4,592,500

			45,025,192

REINSURANCE	0.6%
Global Atlantic Fin Co., 4.70% to 7/15/26, due 10/15/51, 144A(b),(d)		8,910,000	9,077,853

TOTAL INSURANCE			180,845,086

INTEGRATED TELECOMMUNICATIONS SERVICES—FOREIGN	1.5%
Orange SA, 5.75% to 4/1/23, Series EMTN (France)(a),(b),(f)		2,000,000	2,998,232
Telefonica Europe BV, 5.875% to 3/31/24 (Spain)(a),(b),(f)		10,600,000	14,086,259
Vodafone Group PLC, 4.125% to 3/4/31, due 6/4/81 (United Kingdom)(b)		5,280,000	5,332,800

			22,417,291

OIL & GAS—FOREIGN	0.9%
BP Capital Markets PLC, 4.875% to 3/22/30 (United Kingdom)(a),(b)		11,300,000	12,504,015

PIPELINES	0.9%
Energy Transfer LP, 7.125% to 5/15/30, Series G(a),(b)		6,500,000	6,735,625
Energy Transfer LP, 6.50% to 11/15/26, Series H(a),(b)		6,600,000	6,790,146

			13,525,771

PIPELINES—FOREIGN	3.1%
Enbridge, Inc., 5.50% to 7/15/27, due 7/15/77 (Canada)(b)		950,000	1,019,922
Enbridge, Inc., 5.75% to 4/15/30, due 7/15/80, Series 20-A (Canada)(b)		23,520,000	26,636,635
Enbridge, Inc., 6.00% to 1/15/27, due 1/15/77, Series 16-A (Canada)(b)		2,421,000	2,689,829
Enbridge, Inc., 6.25% to 3/1/28, due 3/1/78 (Canada)(b)		8,605,000	9,592,606
Transcanada Trust, 5.50% to 9/15/29, due 9/15/79 (Canada)(b)		4,052,000	4,514,941

			44,453,933

REAL ESTATE—RETAIL—FOREIGN	0.9%
Scentre Group Trust 2, 5.125% to 6/24/30, due 9/24/80, 144A (Australia)(b),(d)		11,600,000	12,493,780

UTILITIES	0.7%
ELECTRIC	0.5%
Sempra Energy, 4.875% to 10/15/25(a),(b)		6,000,000	6,562,500
GAS	0.2%
South Jersey Industries, Inc., 5.02%, due 4/15/31		2,850,000	3,067,302

TOTAL UTILITIES			9,629,802

TOTAL PREFERRED SECURITIES—CAPITAL SECURITIES (Identified cost—$1,450,023,500)			1,499,022,497

		Shares	Value
SHORT-TERM INVESTMENTS	1.2%
MONEY MARKET FUNDS
State Street Institutional Treasury Money Market Fund, Premier Class, 0.01%(h)		18,049,983	$18,049,983

TOTAL SHORT-TERM INVESTMENTS (Identified cost—$18,049,983)			18,049,983

TOTAL INVESTMENTS IN SECURITIES (Identified cost—$2,047,501,809)	146.7%		2,118,602,710
LIABILITIES IN EXCESS OF OTHER ASSETS	(46.7)		(674,672,755)

NET ASSETS (Equivalent to $26.12 per share based on 55,273,457 shares of common stock outstanding)	100.0%		$1,443,929,955

Centrally Cleared Interest Rate Swap Contracts

Notional Amount	Fixed Rate Payable	Fixed Payment Frequency	Floating Rate Receivable (resets monthly)		Floating Payment Frequency	Maturity Date	Value	Upfront Receipts (Payments)	Unrealized Appreciation (Depreciation)
$ 35,000,000	0.249%	Monthly	0.084%	(i)	Monthly	12/20/24	$252,377	$(1,089)	$251,288
125,000,000	0.270	Monthly	0.084(i	)	Monthly	12/20/24	811,680	—	811,680
35,000,000	0.349	Monthly	0.084(i	)	Monthly	12/20/25	411,726	(2,417)	409,309
125,000,000	0.360	Monthly	0.084(i	)	Monthly	12/20/25	1,409,760	—	1,409,760
160,000,000	0.464	Monthly	0.084(i	)	Monthly	12/20/26	2,443,581	(3,986)	2,439,595
70,000,000	0.930	Monthly	0.093(i	)	Monthly	9/15/27	(403,174)	—	(403,174)
GBP 28,000,000	0.498	Monthly	0.054(j	)	Monthly	9/15/27	(16,582)	—	(16,582)

							$4,909,368	$(7,492)	$4,901,876

Forward Foreign Currency Exchange Contracts
Counterparty	Contracts to Deliver		In Exchange For		Settlement Date	Unrealized Appreciation (Depreciation)
Brown Brothers Harriman	EUR	91,537,343	USD	108,518,893	8/3/21	$(67,231)
Brown Brothers Harriman	EUR	4,749,734	USD	5,639,730	8/3/21	5,360
Brown Brothers Harriman	GBP	12,404,624	USD	17,121,917	8/3/21	(120,522)
Brown Brothers Harriman	USD	114,208,991	EUR	96,287,077	8/3/21	11,504
Brown Brothers Harriman	USD	17,258,429	GBP	12,404,624	8/3/21	(15,991)
Brown Brothers Harriman	CAD	11,683,775	USD	9,417,539	8/4/21	52,549
Brown Brothers Harriman	USD	9,372,664	CAD	11,683,775	8/4/21	(7,674)
Brown Brothers Harriman	CAD	11,664,660	USD	9,356,316	9/2/21	6,927
Brown Brothers Harriman	EUR	97,037,244	USD	115,156,523	9/2/21	(20,528)
Brown Brothers Harriman	GBP	11,999,009	USD	16,693,981	9/2/21	14,188

						$(141,418)

Glossary of Portfolio Abbreviations

CAD	Canadian Dollar
EMTN	Euro Medium Term Note
EUR	Euro Currency
FRN	Floating Rate Note
GBP	Great British Pound
LIBOR	London Interbank Offered Rate
TruPS	Trust Preferred Securities
USD	United States Dollar

Note:	Percentages indicated are based on the net assets of the Fund.
†	Represents shares.
(a)	Perpetual security. Perpetual securities have no stated maturity date, but they may be called/redeemed by the issuer.
(b)	Security converts to floating rate after the indicated fixed-rate coupon period.
(c)	Variable rate. Rate shown is in effect at July 31, 2021.
(d)

Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may only be resold to qualified institutional buyers. Aggregate holdings amounted to $312,854,142 which represents 21.7% of the net assets of the Fund, of which 0.0% are illiquid.

(e)

Contingent Capital security (CoCo). CoCos are debt or preferred securities with loss absorption characteristics built into the terms of the security for the benefit of the issuer. Aggregate holdings amounted to $412,041,958 or 28.5% of the net assets of the Fund (19.3% of the managed assets of the Fund).

(f)

Securities exempt from registration under Regulation S of the Securities Act of 1933. These securities are subject to resale restrictions. Aggregate holdings amounted to $279,426,175 which represents 19.4% of the net assets of the Fund, of which 0.0% are illiquid.

(g)	Security value is determined based on significant unobservable inputs (Level 3).
(h)	Rate quoted represents the annualized seven-day yield.
(i)	Based on 1 month LIBOR. Represents rates in effect at July 31, 2021.
(j)	Based on 1 month GBP LIBOR. Represents rates in effect at July 31, 2021.

Country Summary	% of Managed Assets
United States	65.7
United Kingdom	8.1
France	8.0
Switzerland	3.7
Canada	3.1
Italy	1.8
Spain	1.6
Netherlands	1.3
Ireland	1.1
Australia	1.0
Germany	0.9
Japan	0.7
Other (includes short-term investments)	3.0

100.0

COHEN & STEERS TAX-ADVANTAGED PREFERRED SECURITIES AND INCOME FUND

NOTES TO SCHEDULE OF INVESTMENTS (Unaudited)

Note 1. Portfolio Valuation

Investments in securities that are listed on the New York Stock Exchange (NYSE) are valued, except as indicated below, at the last sale price reflected at the close of the NYSE on the business day as of which such value is being determined. If there has been no sale on such day, the securities are valued at the mean of the closing bid and ask prices on such day or, if no ask price is available, at the bid price. Forward foreign currency exchange contracts are valued daily at the prevailing forward exchange rate. Centrally cleared interest rate swaps are valued at the price determined by the relevant exchange or clearinghouse.

Securities not listed on the NYSE but listed on other domestic or foreign securities exchanges (including NASDAQ) are valued in a similar manner. Securities traded on more than one securities exchange are valued at the last sale price reflected at the close of the exchange representing the principal market for such securities on the business day as of which such value is being determined. If after the close of a foreign market, but prior to the close of business on the day the securities are being valued, market conditions change significantly, certain non-U.S. equity holdings may be fair valued pursuant to procedures established by the Board of Trustees.

Readily marketable securities traded in the over-the-counter (OTC) market, including listed securities whose primary market is believed by Cohen & Steers Capital Management, Inc. (the investment Manager) to be OTC, are valued on the basis of prices provided by a third-party pricing service or third-party broker-dealers when such prices are believed by the investment manager, pursuant to delegation by the Board of Trustees, to reflect the fair value of such securities.

Fixed-income securities are valued on the basis of prices provided by a third-party pricing service or third-party broker-dealers when such prices are believed by the investment manager, pursuant to delegation by the Board of Trustees, to reflect the fair value of such securities. The pricing services or broker-dealers use multiple valuation techniques to determine fair value. In instances where sufficient market activity exists, the pricing services or broker-dealers may utilize a market-based approach through which quotes from market makers are used to determine fair value. In instances where sufficient market activity may not exist or is limited, the pricing services or broker-dealers also utilize proprietary valuation models which may consider market transactions in comparable securities and the various relationships between securities in determining fair value and/or characteristics such as benchmark yield curves, option-adjusted spreads, credit spreads, estimated default rates, coupon rates, anticipated timing of principal repayments, underlying collateral, and other unique security features which are then used to calculate the fair values.

Short-term debt securities with a maturity date of 60 days or less are valued at amortized cost, which approximates fair value. Investments in open-end mutual funds are valued at NAV.

The policies and procedures approved by the Fund’s Board of Trustees delegate authority to make fair value determinations to the investment manager, subject to the oversight of the Board of Trustees. The investment manager has established a valuation committee (Valuation Committee) to administer, implement and oversee the fair valuation process according to the policies and procedures approved annually by the Board of Trustees. Among other things, these procedures allow the Fund to utilize independent pricing services, quotations from securities and financial instrument dealers and other market sources to determine fair value. Securities for which market prices are unavailable, or securities for which the investment manager determines that the bid and/or ask price or a

COHEN & STEERS TAX-ADVANTAGED PREFERRED SECURITIES AND INCOME FUND

NOTES TO SCHEDULE OF INVESTMENTS (Unaudited) (Continued)

counterparty valuation does not reflect market value, will be valued at fair value, as determined in good faith by the Valuation Committee, pursuant to procedures approved by the Fund’s Board of Trustees. Circumstances in which market prices may be unavailable include, but are not limited to, when trading in a security is suspended, the exchange on which the security is traded is subject to an unscheduled close or disruption or material events occur after the close of the exchange on which the security is principally traded. In these circumstances, the Fund determines fair value in a manner that fairly reflects the market value of the security on the valuation date based on consideration of any information or factors it deems appropriate. These may include, but are not limited to, recent transactions in comparable securities, information relating to the specific security and developments in the markets.

The Fund’s use of fair value pricing may cause the NAV of Fund shares to differ from the NAV that would be calculated using market quotations. Fair value pricing involves subjective judgments and it is possible that the fair value determined for a security may be materially different than the value that could be realized upon the sale of that security.

Fair value is defined as the price that the Fund would expect to receive upon the sale of an investment or expect to pay to transfer a liability in an orderly transaction with an independent buyer in the principal market or, in the absence of a principal market, the most advantageous market for the investment or liability. The hierarchy of inputs that are used in determining the fair value of the Fund’s investments is summarized below.

•	Level 1 — quoted prices in active markets for identical investments
•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, credit risk, etc.)
•	Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing investments may or may not be an indication of the risk associated with those investments. Changes in valuation techniques may result in transfers into or out of an assigned level within the disclosure hierarchy.

COHEN & STEERS TAX-ADVANTAGED PREFERRED SECURITIES AND INCOME FUND

NOTES TO SCHEDULE OF INVESTMENTS (Unaudited) (Continued)

The following is a summary of the inputs used as of July 31, 2021 in valuing the Fund’s investments carried at value:

	Total	Quoted Prices in Active Markets for Identical Investments (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
Preferred Securities—$25 Par Value:
Banks	$138,015,859	$127,107,269	$10,908,590		$—
Other Industries	463,514,371	463,514,371	—		—
Preferred Securities—Capital Securities:
Banks	525,560,228	2,822,344	522,737,884		—
Food	11,835,154	—	5,474,548		6,360,606
Other Industries	961,627,115	—	961,627,115		—
Short-Term Investments	18,049,983	—	18,049,983		—

Total Investments in Securities(a)	$2,118,602,710	$593,443,984	$1,518,798,120		$6,360,606	(b)

Interest Rate Swap Contracts	$5,321,632	$—	$5,321,632		$—
Forward Foreign Currency Exchange Contracts	90,528	—	90,528		—

Total Derivative Assets(a)	$5,412,160	$—	$5,412,160		$—

Interest Rate Swap Contracts	$(419,756)	$—	$(419,756)	$
Forward Foreign Currency Exchange Contracts	(231,946)	—	(231,946)		—

Total Derivative Liabilities(a)	$(651,702)	$—	$(651,702)		$—

(a)	Portfolio holdings are disclosed individually on the Schedule of Investments.
(b)

Level 3 investments are valued by a third-party pricing service. The inputs for these securities are not readily available or cannot be reasonably estimated. A change in the significant unobservable inputs could result in a significantly lower or higher value in such Level 3 investments.

The following is a reconciliation of investments for which significant unobservable inputs (Level 3) were used in determining fair value:

Preferred Securities— Capital Securities— Food
Balance as of October 31, 2020	$—
Purchases	5,959,625
Change in unrealized appreciation (depreciation)	400,981

Balance as of July 31, 2021	$6,360,606

The change in unrealized appreciation (depreciation) attributable to securities owned on July 31, 2021 which were valued using significant unobservable inputs (Level 3) amounted to $400,981.

Note 2. Derivative Investments

Forward Foreign Currency Exchange Contracts: The Fund enters into forward foreign currency exchange contracts to hedge the currency exposure associated with certain of its non-U.S. dollar denominated securities. A forward foreign currency exchange contract is a commitment between two parties to purchase or sell foreign currency at a set price on a future date. The market value of a forward foreign currency exchange contract fluctuates with changes in foreign currency exchange rates. These contracts are marked to market daily and the change in value is recorded by the Fund as unrealized appreciation and/or depreciation on forward foreign currency exchange contracts. Realized gains or losses equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed are included in net realized gain or loss on forward foreign currency exchange contracts. For federal income tax purposes, the Fund has made an election to treat gains and losses from forward foreign currency exchange contracts as capital gains and losses.

COHEN & STEERS TAX-ADVANTAGED PREFERRED SECURITIES AND INCOME FUND

NOTES TO SCHEDULE OF INVESTMENTS (Unaudited) (Continued)

Forward foreign currency exchange contracts involve elements of market risk in excess of the amounts reflected on the Statement of Assets and Liabilities. The Fund bears the risk of an unfavorable change in the foreign exchange rate underlying the contract. Risks may also arise upon entering these contracts from the potential inability of the counterparties to meet the terms of their contracts. In connection with these contracts, securities may be identified as collateral in accordance with the terms of the respective contracts.

Centrally Cleared Interest Rate Swap Contracts: The Fund may use interest rate swaps in connection with borrowing under its revolving credit agreement. The interest rate swaps are intended to reduce interest rate risk by countering the effect that an increase in short-term interest rates could have on the performance of the Fund’s shares as a result of the floating rate structure of interest owed pursuant to the revolving credit agreement. When entering into interest rate swaps, the Fund will agree to pay the other party to the interest rate swap (which is known as the counterparty) a fixed rate payment in exchange for the counterparty’s agreement to pay the Fund a variable rate payment that was intended to approximate the Fund’s variable rate payment obligation on the revolving credit agreement. The payment obligation is based on the notional amount of the swap. Depending on the state of interest rates in general, the use of interest rate swaps could enhance or harm the overall performance of the Fund. Swaps are marked-to-market daily and changes in the value are recorded as unrealized appreciation (depreciation).

Immediately following execution of a swap agreement, the swap agreement will be novated to a central counterparty (the CCP) and the Fund’s counterparty on the swap agreement will become the CCP. The Fund is required to interface with the CCP through a broker. Upon entering into a centrally cleared swap, the Fund is required to deposit initial margin with the broker in the form of cash or securities in an amount that varies depending on the size and risk profile of the particular swap. Securities deposited as initial margin will be designated on the Schedule of Investments and cash deposited is recorded as cash collateral pledged for interest rate swap contracts. The daily change in valuation of centrally cleared swaps is recorded as a receivable or payable for variation margin on interest rate swap contracts. Any upfront payments paid or received upon entering into a swap agreement would be recorded as assets or liabilities, respectively, and amortized or accreted over the life of the swap and recorded as realized gain (loss). Payments received from or paid to the counterparty during the term of the swap agreement, or at termination, are recorded as realized gain (loss).

Swap agreements involve, to varying degrees, elements of market and counterparty risk, and exposure to loss in excess of the related amounts reflected on the Schedule of Investments. Such risks involve the possibility that there will be no liquid market for these agreements, that the counterparty to the agreements may default on its obligation to perform or disagree as to the meaning of contractual terms in the agreements and that there may be unfavorable changes in interest rates.

The following summarizes the volume of the Fund’s interest rate swap contracts and forward foreign currency exchange contracts activity during the nine months ended July 31, 2021:

	Interest Rate Swap Contracts(a)	Forward Foreign Currency Exchange Contracts
Average Notional Amount	$548,583,550	$138,274,727

(a)	Average notional amounts represent the average for all months in which the Fund had interest rate swap contracts outstanding at month end. For the period, this represents eight months.